Long-term Notes and Loans Payable, Net - Summary of Loans Payable Balances as Follows (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Aug. 12, 2021
Disclosure of detailed information about borrowings [line items]
Short-term borrowings and interest payable	$ 9,813	$ 9,500
Financing liability	95,698	96,917
Total borrowings and interest payable	525,671	506,417
Less: Unamortized debt issuance costs	(16,141)	(18,550)
Less: Short-term borrowings and interest payable	(9,813)	(9,500)
Less: Current portion of financing liability1	(2,004)	(1,476)
Total Long-term notes and loans payable, net	497,713	476,891
Senior Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	400,000	400,000	$ 400,000
Mortgage Loans
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 20,160	$ 0